CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 35,288	$ 32,790	$ 66,471	$ 62,079
Cost of revenues	10,822	9,838	20,413	17,448
Gross profit	24,466	22,952	46,058	44,631
Operating expenses:
Research and development costs, net	11,373	10,396	21,940	19,095
Sales and marketing	12,818	11,780	24,411	23,302
General and administrative	4,080	4,554	7,280	7,595
Total operating expenses	28,271	26,730	53,631	49,992
Operating loss	(3,805)	(3,778)	(7,573)	(5,361)
Financial and other income, net	194	717	309	868
Loss before income tax expenses	(3,611)	(3,061)	(7,264)	(4,493)
Tax expenses	368	553	673	781
Net Loss	$ (3,979)	$ (3,614)	$ (7,937)	$ (5,274)
Basic net loss per share (in dollars per share)	$ (0.11)	$ (0.10)	$ (0.22)	$ (0.15)
Diluted net loss per share (in dollars per share)	$ (0.11)	$ (0.10)	$ (0.22)	$ (0.15)